Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FinTech Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on November 1, 2013. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (a “Business Combination”). The Company has one wholly-owned subsidiary, FinTech Merger Sub, Inc., which was incorporated in Delaware on January 14, 2016.

The Company has neither engaged in any operations nor generated significant revenue to date. All activity through April 30, 2016 related to the Company’s formation, its Initial Public Offering, which is described below, and identifying and evaluating a target company for a Business Combination and activities in connection with the pending acquisition of FTS Holding Corporation (“FTS”) described in Note 7.

The registration statement for the Company’s initial public offering (“Initial Public Offering”) was declared effective on February 12, 2015. The Company consummated the Initial Public Offering of 10,000,000 units (“Units”) at $10.00 per Unit on February 19, 2015, generating gross proceeds of $100,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 300,000 Units (the “Placement Units”) at a price of $10.00 per Unit in a private placement to FinTech Investor Holdings, LLC (the “Sponsor”) and Cantor Fitzgerald & Co. (“Cantor Fitzgerald”), the underwriter for the Initial Public Offering, generating gross proceeds of $3,000,000, which is described in Note 4.

Transaction costs amounted to $7,668,160, inclusive of $2,000,000 of underwriting fees, $5,000,000 of deferred underwriting fees payable, and $668,160 of Initial Public Offering costs. As described in Note 6, the $5,000,000 deferred underwriting fee payable is contingent upon the consummation of a Business Combination by August 19, 2016. In April 2016, the Company and Cantor Fitzgerald agreed to reduce the deferred underwriting fee payable to $4,000,000. As described in Note 6, payment of $50,000 of the deferred legal fees payable is also contingent upon the consummation of a Business Combination by August 19, 2016. At April 30, 2016, $65,259 of cash was held outside of the Trust Account (as defined below) and was available for working capital purposes.

Following the closing of the Initial Public Offering on February 19, 2015, an amount of $100,000,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the Placement Units was placed in a trust account (“Trust Account”) and is invested in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less; the funds may also be invested in any open ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the 1940 Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds held in the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Placements Units, although substantially all of the net proceeds have been and are intended to be applied generally toward consummating a Business Combination. The Company’s Units are listed on the Nasdaq Capital Market (“NASDAQ”). Pursuant to the NASDAQ listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is equal to at least 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company may not submit a proposed initial Business Combination for shareholder approval, unless required by law or stock exchange listing requirements. The Company expects to proceed with a Business Combination if it is approved by the board of directors. If the Company is required to seek shareholder approval in connection with a Business Combination, the Company will proceed with a Business Combination only if a majority of the outstanding shares are voted in favor of the Business Combination. In connection with such a vote, the Company will provide its stockholders with the opportunity to redeem their shares of the Company’s common stock, $0.001 par value (“Common Stock”), upon the consummation of an initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account not previously released to the Company, divided by the number of then outstanding shares of common stock that were sold as part of the Units in the Initial Public Offering. The per-share amount to be distributed to investors who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company’s officers and directors, and the Sponsor, Daniel Cohen, Betsy Cohen, Frank Mastrangelo, James J. McEntee and DGC Family FinTech Trust (together the “Initial Shareholders”), have agreed, if the Company is required to seek shareholder approval of its Business Combination, to vote shares held by them in favor of approving a Business Combination.

The Company has until August 19, 2016 to consummate a Business Combination. If the Company is unable to consummate a Business Combination by August 19, 2016, the Company will (i) cease all operations except for the purposes of winding up of its affairs; (ii) distribute the aggregate amount then on deposit in the Trust Account, including any portion of the interest earned thereon which was not previously used for working capital or to pay dissolution expenses or taxes, pro rata to the public shareholders by way of redemption of the public shares (which redemption would completely extinguish such holders’ rights as shareholders, including the right to receive further liquidation distributions, if any); and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining shareholders, as part of its plan of dissolution and liquidation.

The Initial Shareholders and Cantor Fitzgerald have agreed to waive their redemption rights with respect to the Founder Shares (as defined in Note 5 below) and the shares underlying the Placement Units (i) in connection with the consummation of a Business Combination, (ii) if the Company fails to consummate a Business Combination by August 19, 2016 and (iii) upon the Company’s liquidation prior to August 19, 2016. The Initial Shareholders have also agreed to waive their redemption rights with respect to any public shares acquired in or after the Initial Public Offering in connection with a Business Combination. However, the Initial Shareholders will be entitled to redemption rights with respect to public shares if the Company fails to consummate a Business Combination or liquidates by August 19, 2016, and Cantor Fitzgerald will have the same redemption rights as a public stockholder with respect to any public shares it acquires in or after the Initial Public Offering. Cantor Fitzgerald has also agreed to waive its rights to its deferred underwriting commissions held in the Trust Account in the event the Company does not consummate a Business Combination by August 19, 2016 and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the public shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per Unit in the Initial Public Offering. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s Chief Executive Officer has agreed that he will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for service rendered, contracted for or products sold to the Company. However, he may not be able to satisfy those obligations should they arise.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its initial Business Combination and it does not conduct redemptions in connection with its initial Business Combination pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to any shares held in excess of an aggregate of 20% or more of the shares sold in the Initial Public Offering. However, there is no restriction on the Company’s stockholders’ ability to vote all of their shares for or against a Business Combination.

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FinTech Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on November 1, 2013. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (a “Business Combination”).

The Company has neither engaged in any operations nor generated significant revenue to date. All activity through October 31, 2015 related to the Company’s formation, its Initial Public Offering, which is described below, and identifying a target company for a Business Combination.

The registration statement for the Company’s initial public offering (“Initial Public Offering”) was declared effective on February 12, 2015. The Company consummated the Initial Public Offering of 10,000,000 units (“Units”) at $10.00 per Unit on February 19, 2015, generating gross proceeds of $100,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 300,000 Units (the “Placement Units”) at a price of $10.00 per Unit in a private placement to FinTech Investor Holdings, LLC (the “Sponsor”) and Cantor Fitzgerald & Co. (“Cantor Fitzgerald”), the underwriter for the Initial Public Offering, generating gross proceeds of $3,000,000, which is described in Note 4.

Transaction costs amounted to $7,668,160, inclusive of $2,000,000 of underwriting fees, $5,000,000 of deferred underwriting fees payable, and $668,160 of Initial Public Offering costs. As described in Note 6, the $5,000,000 deferred underwriting fee payable is contingent upon the consummation of a Business Combination by August 19, 2016. As described in Note 6, payment of $50,000 of the deferred legal fees payable is also contingent upon the consummation of a Business Combination by August 19, 2016. At October 31, 2015, $153,091 of cash was held outside of the Trust Account (as defined below) and was available for working capital purposes.

Following the closing of the Initial Public Offering on February 19, 2015, an amount of $100,000,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the Placement Units was placed in a trust account (“Trust Account”) and is invested in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less; the funds may also be invested in any open ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the 1940 Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds held in the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Placements Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s Units are listed on the Nasdaq Capital Market (“NASDAQ”). Pursuant to the NASDAQ listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is equal to at least 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company may not submit a proposed initial Business Combination for shareholder approval, unless required by law or stock exchange listing requirements. The Company expects to proceed with a Business Combination if it is approved by the board of directors. If the Company is required to seek shareholder approval in connection with a Business Combination, the Company will proceed with a Business Combination only if a majority of the outstanding shares are voted in favor of the Business Combination. In connection with such a vote, the Company will provide its stockholders with the opportunity to redeem their shares of the Company’s common stock, $0.001 par value (“Common Stock”), upon the consummation of an initial Business Combination at a per-share price (initially $10.00 per share), payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account not previously released to the Company, divided by the number of then outstanding shares of common stock that were sold as part of the Units in the Initial Public Offering. The per-share amount to be distributed to investors who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 . The Company’s officers and directors, and the Sponsor, Daniel Cohen, Betsy Cohen, Frank Mastrangelo, James J. McEntee and DGC Family FinTech Trust (together the “Initial Shareholders”), have agreed, if the Company is required to seek shareholder approval of its Business Combination, to vote shares held by them in favor of approving a Business Combination.

The Company has until August 19, 2016 to consummate a Business Combination. If the Company is unable to consummate a Business Combination by August 19, 2016, the Company will (i) cease all operations except for the purposes of winding up of its affairs; (ii) distribute the aggregate amount then on deposit in the Trust Account, including any portion of the interest earned thereon which was not previously used for working capital or to pay dissolution expenses or taxes, pro rata to the public shareholders by way of redemption of the public shares (which redemption would completely extinguish such holders’ rights as shareholders, including the right to receive further liquidation distributions, if any); and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining shareholders, as part of its plan of dissolution and liquidation.

The Initial Shareholders and Cantor Fitzgerald have agreed to waive their redemption rights with respect to the Founder Shares (as defined in Note 5 below) and the shares underlying the Placement Units (i) in connection with the consummation of a Business Combination, (ii) if the Company fails to consummate a Business Combination by August 19, 2016 and (iii) upon the Company’s liquidation prior to August 19, 2016. The Initial Shareholders have also agreed to waive their redemption rights with respect to any public shares acquired in or after the Initial Public Offering in connection with a Business Combination. However, the Initial Shareholders will be entitled to redemption rights with respect to public shares if the Company fails to consummate a Business Combination or liquidates by August 19, 2016, and Cantor Fitzgerald will have the same redemption rights as a public stockholder with respect to any public shares it acquires in or after the Initial Public Offering. Cantor Fitzgerald has also agreed to waive its rights to its deferred underwriting commissions held in the Trust Account in the event the Company does not consummate a Business Combination by August 19, 2016 and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the public shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per Unit in the Initial Public Offering. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s Chief Executive Officer has agreed that he will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for service rendered, contracted for or products sold to the Company. However, he may not be able to satisfy those obligations should they arise.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its initial Business Combination and it does not conduct redemptions in connection with its initial Business Combination pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to any shares held in excess of an aggregate of 20% or more of the shares sold in the Initial Public Offering. However, there is no restriction on the Company’s stockholders’ ability to vote all of their shares “FOR” or “AGAINST” a Business Combination.